UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             NCF Investment Department of New Covenant Trust Company, N.A.
Address:          200 East 12th Street
                  Jeffersonville, IN  47130


Form 13F File Number: 028-10338


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            George Rue
Title:           Senior Vice President
Phone:           (502) 569-5770


Signature, Place, and Date of Signing:

 /s/ George Rue                         Jeffersonville, IN             2/12/2007
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-00096        Capital Guardian Trust Co.
28-03697        Sound Shore Management, Inc.
28-04557        Wellington Management Co.
28-05621        Santa Barbara Asset Management
28-05179        Mazama Capital Management, Inc.
28-00776        Wachovia Corp. New

Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings as sub-investment advisers to the New Covenant Funds, a registered investment company for which the Reporting Manager serves as investment adviser.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      22
                                                  -----------------------

Form 13F Information Table Value Total:              $  5,056 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

            NCF Investment Department of New Covenant Trust Company, N.A.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole    Shared   None


Accenture Ltd Bermuda         CL A      G1150G111      214          5,803      SH       SOLE                    5,803
Adobe Sys Inc                 COM       00724F101      209          5,073      SH       SOLE                    5,073
Aetna Inc New                 COM       00817Y108      218          5,048      SH       SOLE                    5,048
Allstate Corp                 COM       020002101      230          3,527      SH       SOLE                    3,527
Bank of America
   Corporation                COM       060505104      221          4,135      SH       SOLE                    4,135
Becton Dickinson & Co         COM       075887109      248          3,542      SH       SOLE                    3,542
Citigroup Inc                 COM       172967101      240          4,312      SH       SOLE                    4,312
Conocophillips                COM       20825C104      219          3,049      SH       SOLE                    3,049
Corning Inc                   COM       219350105      233         12,460      SH       SOLE                   12,460
Countrywide Financial
   Corp                       COM       222372104      201          4,729      SH       SOLE                    4,729
Dow Chem Co                   COM       260543103      202          5,061      SH       SOLE                    5,061
General Electric Co           COM       369604103      233          6,270      SH       SOLE                    6,270
Genzyme Corp                  COM       372917104      222          3,597      SH       SOLE                    3,597
Goldman Sachs Group Inc       COM       38141G104      231          1,157      SH       SOLE                    1,157
L-3 Communications
   Hldgs Inc                  COM       502424104      213          2,602      SH       SOLE                    2,602
Oracle Corp                   COM       68389X105      184         10,730      SH       SOLE                   10,730
Procter & Gamble Co           COM       742718109      434          6,758      SH       SOLE                    6,758
Texas Instrs Inc              COM       882508104      207          7,186      SH       SOLE                    7,186
Verizon Communications        COM       92343V104      280          7,524      SH       SOLE                    7,524
Wachovia Corp 2nd New         COM       929903102      205          3,593      SH       SOLE                    3,593
Walgreen Co                   COM       931422109      210          4,567      SH       SOLE                    4,567
Wyeth                         COM       983024100      202          3,970      SH       SOLE                    3,970
